Investments (Maturities of Fixed Maturity Securities) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale Securities, Debt Maturities [Abstract]
Amortized Cost, Due in one year or less	$ 13,559
Amortized Cost, Due after one year through five years	59,370
Amortized Cost, Due after five years through ten years	57,321
Amortized Cost, Due after ten years	94,498
Amortized Cost, Subtotal	271,701	$ 271,653
Amortized Cost, RMBS, CMBS and ABS	46,953
Estimated Fair Value, Due in one year or less	13,647
Estimated Fair Value, Due after one year through five years	62,214
Estimated Fair Value, Due after five years through ten years	59,959
Estimated Fair Value, Due after ten years	106,026
Estimated fair value, Mortgage-backed and asset-backed securities	47,717
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $271,701 and $271,653, respectively; includes $0 and $917, respectively, relating to variable interest entities)	$ 289,563	$ 287,783